Document And Entity Information	Aug. 11, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Aug. 11, 2022
Entity Registrant Name	Vantage Drilling International
Entity Central Index Key	0001465872
Entity Emerging Growth Company	false
Entity File Number	333-159299
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	98-1372204
Entity Address, Address Line One	c/o Vantage Energy Services, Inc.
Entity Address, Address Line Two	777 Post Oak Boulevard
Entity Address, Address Line Three	Suite 440
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	(281)
Local Phone Number	404-4700
Entity Information, Former Legal or Registered Name	(Not applicable)
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	N/A
No Trading Symbol Flag	true
Security Exchange Name	NONE
Amendment Description	On August 11, 2022, Vantage Drilling International (the "Company") issued an earnings release announcing its financial results for the three and six months ended June 30, 2022 and its financial condition as of June 30, 2022. A copy of the earnings release was furnished with a Current Report on Form 8-K filed on August 11, 2022 (the “Original 8-K”). This Amendment No. 1 on Form 8-K/A is being filed to amend Item 2.02 of the Original 8-K, solely for the purpose of correcting certain immaterial errors in the Statement of Cash Flows for the six months ended June 30, 2022, as described below (the "Corrected Items").